AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2023
	Shares	Value
Common Stocks - 93.6%
Communication Services - 6.3%
Embracer Group AB (Sweden)*,1	74,394	$358,617
Enad Global 7 AB (Sweden)*	119,428	396,567
IPSOS (France)	6,660	408,559
Nihon Falcom Corp. (Japan)	41,025	361,510
Paradox Interactive AB (Sweden)	31,850	669,373

Total Communication Services		2,194,626
Consumer Discretionary - 8.3%
Garrett Motion, Inc. (Switzerland)*,1	66,165	510,794
Gift Holdings, Inc. (Japan)	22,237	670,841
Hamee Corp. (Japan)[1]	47,208	292,749
Max Stock, Ltd. (Israel)	175,457	324,474
Mazda Motor Corp. (Japan)	52,055	465,739
MIPS AB (Sweden)	4,915	221,353
Yossix Holdings Co., Ltd. (Japan)	25,904	404,106

Total Consumer Discretionary		2,890,056
Consumer Staples - 8.3%
Becle SAB de CV (Mexico)	231,050	560,435
Grupo Herdez SAB de CV (Mexico)	155,631	369,163
Hilton Food Group PLC (United Kingdom)	39,390	339,716
Kusuri no Aoki Holdings Co., Ltd. (Japan)	9,175	470,901
Nissin Foods Co. Ltd. (Hong Kong)	505,250	415,143
Royal Unibrew A/S (Denmark)	4,696	326,580
Sarantis, S.A. (Greece)	50,495	390,951

Total Consumer Staples		2,872,889
Energy - 1.5%
Diversified Energy Co. PLC (United States)	412,550	517,078
Financials - 1.6%
Omni Bridgeway, Ltd. (Australia)*	268,451	546,908
Health Care - 5.0%
Ergomed PLC (United Kingdom)*	33,952	459,749
Haw Par Corp., Ltd. (Singapore)	56,300	420,509
Riverstone Holdings, Ltd. (Singapore)	656,100	297,071
Sedana Medical AB (Sweden)*	67,018	147,762
Siegfried Holding AG (Switzerland)	602	421,123

Total Health Care		1,746,214
Industrials - 35.8%
ADENTRA, Inc. (Canada)[1]	24,249	577,569
Alliance Global Group, Inc. (Philippines)	3,414,816	775,704
Calian Group, Ltd. (Canada)	10,482	463,989
Clarkson PLC (United Kingdom)	12,836	510,285
Creek & River Co., Ltd. (Japan)	35,000	566,363
	Shares	Value

Delta Plus Group (France)[1]	5,903	$477,636
DMG Mori Co., Ltd. (Japan)	33,000	530,828
Fluidra, S.A. (Spain)[1]	13,247	229,882
FULLCAST Holdings Co., Ltd. (Japan)	30,900	572,444
GVS S.P.A. (Italy)*,2	47,912	247,875
Hosokawa Micron Corp. (Japan)	17,550	355,212
Howden Joinery Group PLC (United Kingdom)	65,570	564,717
Inabata & Co., Ltd. (Japan)	23,800	469,133
Nippon Concept Corp. (Japan)	37,921	387,857
Nippon Parking Development Co., Ltd. (Japan)	355,475	670,458
Nisso Corp. (Japan)	77,700	386,654
Rheinmetall AG (Germany)	3,945	1,002,731
Richelieu Hardware, Ltd. (Canada)	17,550	529,522
RS GROUP PLC (United Kingdom)	35,800	420,938
Senshu Electric Co., Ltd. (Japan)	31,740	839,430
Stabilus SE (Germany)	7,646	516,866
Ten Pao Group Holdings, Ltd. (China)	2,013,700	374,551
UT Group Co., Ltd. (Japan)	29,700	540,300
Yamazen Corp. (Japan)	52,175	401,122

Total Industrials		12,412,066
Information Technology - 13.2%
Ai Holdings Corp. (Japan)	28,350	470,553
Argo Graphics, Inc. (Japan)	16,925	466,507
Digital Hearts Holdings Co., Ltd. (Japan)	45,075	521,133
Digital Information Technologies Corp. (Japan)	46,146	558,565
Esprinet S.P.A. (Italy)	48,458	369,829
Incap Oyj (Finland)	20,827	386,384
Kanematsu Electronics, Ltd. (Japan)	1,495	67,936
Kitron A.S.A. (Norway)	352,106	1,155,842
Micro-Star International Co., Ltd. (Taiwan)	126,500	564,326

Total Information Technology		4,561,075
Materials - 9.9%
Corticeira Amorim SGPS, S.A. (Portugal)	47,648	492,381
Elopak A.S.A. (Norway)	184,508	410,420
Hill & Smith PLC (United Kingdom)	30,491	506,864
Huhtamaki Oyj (Finland)	15,416	544,232
Marshalls PLC (United Kingdom)	86,899	350,582
Mayr Melnhof Karton AG (Austria)	2,574	432,088
Vidrala, S.A. (Spain)	6,550	694,959

Total Materials		3,431,526
Real Estate - 3.7%
Altus Group, Ltd. (Canada)	13,037	582,819

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 3.7% (continued)
Far East Consortium International, Ltd. (Hong Kong)	1,980,714	$461,912
PATRIZIA SE (Germany)	21,887	254,354

Total Real Estate		1,299,085

Total Common Stocks (Cost $37,107,837)		32,471,523

	Principal Amount
Short-Term Investments - 8.3%
Joint Repurchase Agreements - 3.1%[3]
RBC Dominion Securities, Inc., dated 02/28/23, due 03/01/23, 4.550% total to be received $87,444 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 04/04/23 - 02/15/53, totaling $89,182)	$87,433	87,433
Santander U.S. Capital Markets LLC, dated 02/28/23, due 03/01/23, 4.640% total to be received $1,000,129 (collateralized by various U.S. Government Agency Obligations, 1.000% - 6.000%, 08/25/24 - 09/20/70, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,087,433
	Principal Amount	Value
Repurchase Agreements - 5.2%
Fixed Income Clearing Corp., dated 02/28/23, due 03/01/23, 4.400% total to be received $1,784,218 (collateralized by a U.S. Treasury, 2.750% , 04/30/27, totaling $1,819,743)	$1,784,000	$1,784,000

Total Short-Term Investments (Cost $2,871,433)		2,871,433
Total Investments - 101.9% (Cost $39,979,270)		35,342,956
Other Assets, less Liabilities - (1.9)%		(656,616)
Net Assets - 100.0%		$34,686,340

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,191,962 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the value of this security amounted to $247,875 or 0.7% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 28, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$2,933,552	$9,478,514	—	$12,412,066
Information Technology	386,384	4,174,691	—	4,561,075
Materials	1,760,247	1,671,279	—	3,431,526
Consumer Discretionary	510,794	2,379,262	—	2,890,056
Consumer Staples	1,660,265	1,212,624	—	2,872,889
Communication Services	669,373	1,525,253	—	2,194,626
Health Care	147,762	1,598,452	—	1,746,214
Real Estate	582,819	716,266	—	1,299,085
Financials	—	546,908	—	546,908
Energy	517,078	—	—	517,078
Short-Term Investments
Joint Repurchase Agreements	—	1,087,433	—	1,087,433
Repurchase Agreements	—	1,784,000	—	1,784,000
Total Investments in Securities	$9,168,274	$26,174,682	—	$35,342,956

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended February 28, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at February 28, 2023, was as follows:
Country	% of Long-Term Investments
Australia	1.7
Austria	1.3
Canada	6.6
China	1.2
Denmark	1.0
Finland	2.9
France	2.7
Germany	5.5
Greece	1.2
Hong Kong	2.7
Israel	1.0
Italy	1.9
Japan	32.2
Country	% of Long-Term Investments
Mexico	2.9
Norway	4.8
Philippines	2.4
Portugal	1.5
Singapore	2.2
Spain	2.9
Sweden	5.5
Switzerland	2.9
Taiwan	1.7
United Kingdom	9.7
United States	1.6
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 28, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,191,962	$1,087,433	$187,479	$1,274,912
The following table summarizes the securities received as collateral for securities lending at February 28, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.500%	01/31/24-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.